Victory Pioneer Strategic Income VCT Portfolio Expense Example - Victory Pioneer Strategic Income VCT Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,973
Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	$ 2,240